UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/19 is included with this Form.

Value Line Premier Growth Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (95.6%)
	COMMUNICATION SERVICES (1.3%)
	REITS (1.3%)
25,300	SBA Communications Corp. REIT *	$5,051,398
	CONSUMER DISCRETIONARY (6.1%)
	RETAIL (6.1%)
4,100	AutoZone, Inc. *	4,198,892
16,200	Domino's Pizza, Inc.	4,181,220
22,600	O'Reilly Automotive, Inc. *	8,775,580
123,200	TJX Companies, Inc. (The)	6,555,472
		23,711,164
		23,711,164
	CONSUMER STAPLES (3.7%)
	FOOD (0.2%)
5,000	McCormick & Co., Inc. (1)	753,150
	HOUSEHOLD PRODUCTS (2.5%)
134,800	Church & Dwight Co., Inc.	9,601,804
	RETAIL (1.0%)
17,000	Costco Wholesale Corp.	4,116,380
		14,471,334
	FINANCIALS (3.3%)
	BANKS (1.4%)
48,500	HDFC Bank, Ltd. ADR	5,621,635
	COMMERCIAL SERVICES (0.2%)
2,400	MarketAxess Holdings, Inc. (1)	590,592
	INSURANCE (1.7%)
3,000	Alleghany Corp. *	1,837,200
135,000	Arch Capital Group, Ltd. *	4,363,200
3,500	RenaissanceRe Holdings, Ltd.	502,250
		6,702,650
		12,914,877
	HEALTHCARE (14.8%)
	BIOTECHNOLOGY (2.8%)
33,800	Alexion Pharmaceuticals, Inc. *	4,569,084
19,600	Illumina, Inc. *	6,089,524
		10,658,608
	ELECTRONICS (3.3%)
17,700	Mettler-Toledo International, Inc. *	12,797,100
	HEALTH CARE SERVICE (1.1%)
10,600	Chemed Corp.	3,392,742
16,200	Encompass Health Corp.	946,080
		4,338,822
	HEALTHCARE PRODUCTS (7.6%)
3,000	Align Technology, Inc. *	852,990
11,474	Becton Dickinson & Co.	2,865,402
31,039	Covetrus, Inc. *(1)	988,592
58,600	Danaher Corp.	7,736,372
77,600	Henry Schein, Inc. *(1)	4,664,536
55,400	IDEXX Laboratories, Inc. *	12,387,440
		29,495,332
		57,289,862
	INDUSTRIALS (32.6%)
	AEROSPACE & DEFENSE (8.9%)
120,081	HEICO Corp. (1)	11,392,084
15,800	Northrop Grumman Corp.	4,259,680
6,000	Spirit AeroSystems Holdings, Inc. Class A	549,180
50,200	Teledyne Technologies, Inc. *	11,897,902
14,600	TransDigm Group, Inc. *	6,628,254
		34,727,100
	COMMERCIAL SERVICES (4.4%)
12,200	Cintas Corp.	2,465,742
14,800	Equifax, Inc.	1,753,800
66,152	IHS Markit, Ltd. *	3,597,346
220,350	Rollins, Inc. (1)	9,170,967
		16,987,855
	ELECTRICAL EQUIPMENT (2.3%)
103,750	AMETEK, Inc.	8,608,137
6,300	EnerSys	410,508
		9,018,645
	ENVIRONMENTAL CONTROL (4.8%)
38,500	Republic Services, Inc.	3,094,630
173,700	Waste Connections, Inc.	15,388,083
		18,482,713
	HAND & MACHINE TOOLS (1.2%)
11,119	Lincoln Electric Holdings, Inc.	932,551
24,500	Snap-on, Inc. (1)	3,834,740
		4,767,291
	HOUSEWARES (2.8%)
158,600	Toro Co. (The)	10,918,024
	MACHINERY DIVERSIFIED (5.1%)
12,900	Graco, Inc.	638,808
31,850	IDEX Corp.	4,832,919
8,000	Middleby Corp. (The) *(1)	1,040,240
39,000	Roper Technologies, Inc.	13,336,830
		19,848,797
	MISCELLANEOUS MANUFACTURERS (1.1%)
41,600	AO Smith Corp.	2,218,112

1

March 31, 2019

Shares		Value

15,700	Carlisle Companies, Inc.	$1,925,134
		4,143,246
	TRANSPORTATION (2.0%)
56,000	Canadian National Railway Co. (1)	5,010,880
29,100	J.B. Hunt Transport Services, Inc.	2,947,539
		7,958,419
		126,852,090
	INFORMATION TECHNOLOGY (25.5%)
	COMMERCIAL SERVICES (1.6%)
6,900	Gartner, Inc. *	1,046,592
25,700	WEX, Inc. *	4,934,143
		5,980,735
	COMPUTERS (2.1%)
42,000	Accenture PLC Class A	7,392,840
11,500	CGI, Inc. *	790,740
		8,183,580
	DIVERSIFIED FINANCIAL SERVICES (1.3%)
22,000	MasterCard, Inc. Class A	5,179,900
	ELECTRICAL EQUIPMENT (0.4%)
8,500	Littelfuse, Inc. (1)	1,551,080
	ELECTRONICS (1.9%)
78,400	Amphenol Corp. Class A	7,404,096
	SOFTWARE (18.0%)
61,600	ANSYS, Inc. *	11,254,936
13,400	Broadridge Financial Solutions, Inc.	1,389,446
72,000	Cadence Design Systems, Inc. *	4,572,720
7,800	Fair Isaac Corp. *	2,118,714
136,800	Fiserv, Inc. *(1)	12,076,704
28,400	Intuit, Inc.	7,424,044
25,500	Jack Henry & Associates, Inc.	3,537,870
62,000	Salesforce.com, Inc. *	9,818,940
8,000	ServiceNow, Inc. *	1,971,920
16,800	Synopsys, Inc. *	1,934,520
16,500	Tyler Technologies, Inc. *	3,372,600
32,200	Ultimate Software Group, Inc. (The) *	10,630,186
		70,102,600
	TELECOMMUNICATIONS (0.2%)
2,800	Arista Networks, Inc. *	880,488
		99,282,479
	MATERIALS (6.0%)
	CHEMICALS (0.8%)
7,000	Air Products & Chemicals, Inc.	1,336,720
22,000	FMC Corp.	1,690,040
		3,026,760
	COMMERCIAL SERVICES (2.2%)
48,400	Ecolab, Inc.	8,544,536
	HOUSEWARES (0.4%)
20,200	Scotts Miracle-Gro Co. (The) (1)	1,587,316
	MINING (0.1%)
20,576	Livent Corp. *	252,674
	MISCELLANEOUS MANUFACTURERS (0.5%)
21,000	AptarGroup, Inc.	2,234,190
	PACKAGING & CONTAINERS (2.0%)
98,800	Ball Corp.	5,716,568
38,000	Crown Holdings, Inc. *	2,073,660
		7,790,228
		23,435,704
	REAL ESTATE (2.3%)
	REITS (2.3%)
31,600	American Tower Corp. REIT	6,227,096
23,200	Equity Lifestyle Properties, Inc. REIT	2,651,760
		8,878,856
		8,878,856
	TOTAL COMMON STOCKS (Cost $135,238,512) (95.6%)	371,887,764
SHORT-TERM INVESTMENTS (5.5%)
	MONEY MARKET FUNDS (5.5%)
18,006,187	State Street Institutional Liquid Reserves Fund	18,006,187
3,586,125	State Street Navigator Securities Lending Government Money Market Portfolio (2)	3,586,125
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,592,659) (5.5%)	21,592,312
	TOTAL INVESTMENT SECURITIES (101.1%) (Cost $156,831,171)	$393,480,076
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.1%)		(4,352,006)
NET ASSETS (3) (100%)		$389,128,070

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2019, the market value of the securities on loan was $37,494,003.
(2)	Securities with an aggregate market value of $37,494,003 were out on loan in exchange for $3,586,125 of cash collateral as of March 31, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $156,831,171, aggregate gross unrealized appreciation was $237,277,673, aggregate gross unrealized depreciation was $628,768 and the net unrealized appreciation was $236,648,905.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$371,887,764	$—	$—	$371,887,764
Short-Term Investments	21,592,312	—	—	21,592,312
Total Investments in Securities	$393,480,076	$—	$—	$393,480,076

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2019